UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
September 30, 2018
Massachusetts Investors Trust

Portfolio of Investments
9/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 3.5%
Honeywell International, Inc. (a)	771,467	$ 127,292,055
United Technologies Corp.	710,433	99,325,638
		$ 226,617,693
Alcoholic Beverages – 2.1%
Diageo PLC	1,544,441	$ 54,734,147
Pernod Ricard S.A.	504,173	82,712,823
		$ 137,446,970
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	208,570	$ 73,762,026
NIKE, Inc., “B”	930,229	78,809,001
		$ 152,571,027
Automotive – 0.0%
Garrett Motion, Inc. (a)	22,130	$ 409,399
Biotechnology – 1.1%
Biogen, Inc. (a)	204,946	$ 72,409,471
Broadcasting – 0.6%
Walt Disney Co.	322,461	$ 37,708,589
Brokerage & Asset Managers – 2.7%
Blackstone Group LP	1,588,477	$ 60,489,204
NASDAQ, Inc.	975,962	83,737,539
TD Ameritrade Holding Corp.	577,820	30,526,231
		$ 174,752,974
Business Services – 8.4%
Accenture PLC, “A”	703,486	$ 119,733,317
Amdocs Ltd.	1,084,364	71,546,337
Cognizant Technology Solutions Corp., “A”	1,590,156	122,680,536
DXC Technology Co.	1,096,100	102,507,272
Fidelity National Information Services, Inc.	1,198,118	130,678,730
		$ 547,146,192
Cable TV – 2.0%
Comcast Corp., “A”	3,628,214	$ 128,475,058
Chemicals – 0.9%
PPG Industries, Inc.	564,263	$ 61,578,021
Computer Software – 3.1%
Adobe Systems, Inc. (a)	319,731	$ 86,311,384
Microsoft Corp.	631,439	72,217,678
Salesforce.com, Inc. (a)	265,359	42,200,042
		$ 200,729,104
Computer Software - Systems – 2.2%
Apple, Inc.	441,432	$ 99,648,859
Hewlett Packard Enterprise	2,843,635	46,379,687
		$ 146,028,546
Construction – 1.4%
Sherwin-Williams Co.	206,738	$ 94,109,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.8%
Colgate-Palmolive Co.	1,031,272	$ 69,043,660
Coty, Inc., “A”	2,520,287	31,654,805
Estee Lauder Cos., Inc., “A”	264,779	38,477,684
Kimberly-Clark Corp.	403,523	45,856,354
Newell Brands, Inc.	3,022,426	61,355,248
		$ 246,387,751
Containers – 1.3%
Crown Holdings, Inc. (a)	1,830,821	$ 87,879,408
Electrical Equipment – 2.6%
AMETEK, Inc.	872,233	$ 69,011,075
Fortive Corp. (l)	608,541	51,239,152
TE Connectivity Ltd.	589,897	51,869,643
		$ 172,119,870
Electronics – 2.4%
Analog Devices, Inc.	579,402	$ 53,571,509
Texas Instruments, Inc.	969,460	104,013,363
		$ 157,584,872
Energy - Independent – 2.1%
EOG Resources, Inc.	1,095,569	$ 139,761,737
Engineering - Construction – 0.6%
Fluor Corp.	698,487	$ 40,582,095
Food & Beverages – 3.0%
Danone S.A.	1,112,962	$ 86,190,077
Mondelez International, Inc.	2,613,711	112,285,025
		$ 198,475,102
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	419,005	$ 34,169,858
Insurance – 1.1%
Chubb Ltd.	517,143	$ 69,110,990
Internet – 6.2%
Alphabet, Inc., “A” (a)	183,225	$ 221,167,233
Alphabet, Inc., “C” (a)	72,990	87,111,375
Facebook, Inc., “A” (a)	574,476	94,478,323
		$ 402,756,931
Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	413,167	$ 49,782,492
Major Banks – 9.3%
Bank of America Corp.	6,590,818	$ 194,165,498
Goldman Sachs Group, Inc.	445,261	99,845,327
JPMorgan Chase & Co.	2,123,792	239,648,689
Morgan Stanley	1,690,499	78,726,539
		$ 612,386,053
Medical & Health Technology & Services – 0.9%
McKesson Corp.	440,078	$ 58,376,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 8.3%
Abbott Laboratories	941,151	$ 69,042,837
Danaher Corp.	1,433,063	155,716,626
Medtronic PLC	1,609,387	158,315,399
Thermo Fisher Scientific, Inc.	671,068	163,794,278
		$ 546,869,140
Natural Gas - Pipeline – 1.5%
Enterprise Products Partners LP	3,490,220	$ 100,274,021
Network & Telecom – 1.0%
Cisco Systems, Inc.	1,385,864	$ 67,422,284
Oil Services – 1.7%
Schlumberger Ltd.	1,868,365	$ 113,820,796
Other Banks & Diversified Financials – 6.6%
Mastercard, Inc., “A”	650,412	$ 144,788,215
U.S. Bancorp	1,347,278	71,149,751
Visa, Inc., “A”	1,436,584	215,616,893
		$ 431,554,859
Pharmaceuticals – 4.8%
Eli Lilly & Co.	663,190	$ 71,166,919
Johnson & Johnson	1,370,974	189,427,477
Zoetis, Inc.	617,294	56,519,439
		$ 317,113,835
Railroad & Shipping – 1.7%
Canadian National Railway Co.	1,262,452	$ 113,368,190
Restaurants – 2.2%
Aramark	1,170,257	$ 50,344,456
Starbucks Corp.	1,645,010	93,502,369
		$ 143,846,825
Specialty Chemicals – 0.1%
Elanco Animal Health, Inc. (a)	81,444	$ 2,841,581
Specialty Stores – 3.9%
Costco Wholesale Corp.	317,714	$ 74,624,664
Ross Stores, Inc.	907,782	89,961,196
Tractor Supply Co.	976,810	88,772,493
		$ 253,358,353
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	1,152,551	$ 167,465,660
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	476,334	$ 33,762,554
Total Common Stocks		$6,541,053,853
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.09% (v)	14,241,497	$ 14,240,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09% (j)	46,277,500	$ 46,277,500

Other Assets, Less Liabilities – (0.7)%		(45,055,546)
Net Assets – 100.0%		$6,556,515,880
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,240,073 and $6,587,331,353, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,541,053,853	$—	$—	$6,541,053,853
Mutual Funds	60,517,573	—	—	60,517,573
Total	$6,601,571,426	$—	$—	$6,601,571,426
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63,727,099	512,678,346	(562,163,948)	14,241,497

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$8,747	$—	$—	$543,096	$14,240,073

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2018

*	Print name and title of each signing officer under his or her signature.